SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 shares	Jun. 30, 2021 USD ($) segment shares	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) segment $ / shares shares	Dec. 31, 2019 USD ($) shares
Number of segments | segment			2		2
Cash and cash equivalents	$ 14,884,643		$ 14,884,643		$ 13,092,484	$ 13,928,504
Money market funds					$ 9,424,000
Value of the investment in short-term money market funds sought to be preserved (in dollars per share) | $ / shares					$ 1.00
Depreciation					$ 757,000	1,028,000
Product warranty period					5 years
Research and development costs					$ 2,808,000	3,600,000
Maximum matching percentage by employer					6.00%
Contributions to the plan					$ 371,000	$ 401,000
Dilutive shares | shares					0	65,163
Share-based Payment Arrangement, Option [Member]
Shares not included in the computation of diluted earnings per share | shares	328,229	614,114	421,208	634,114	697,201	860,539
Deferred Stock Awards [Member]
Shares not included in the computation of diluted earnings per share | shares					110,308	178,278